SCHEDULE OF MOVEMENTS OF THE SCHEME (Details) - Equity settled share option scheme [member]	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2026 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding Ending	1,880,000	1,880,000
Exercisable at the benginning of the year	1,880,000	1,880,000
Exercisable at the end of the year	1,880,000	1,880,000
Weighted average exercise price, Outstanding, Beginning | $ / shares		$ 4.661
Weighted average exercise price, Granted during year | $ / shares
Weighted average exercise price, Exercised during year | $ / shares
Weighted average exercise price, Forfeited during year | $ / shares
Weighted average exercise price, Expired during year | $ / shares
Weighted average exercise price, Outstanding, Ending | (per share)	$ 0.594	$ 4.661
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Outstanding Beginning	1,880,000	1,880,000
Granted during year
Exercised during year
Forfeited during year
Expired during year
Outstanding Ending	1,880,000	1,880,000